Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 91	$ 76	$ 81
Land
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	1	1	1
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	72	58	60
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 18	$ 17	$ 20